Average Annual Total Returns - Advisor Class - PIMCO Total Return Portfolio	Advisor 1 Year	Advisor 5 Years	Advisor 10 Years	Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	8.54%	4.65%	3.83%	7.51%	4.44%	3.84%